Stock Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation [Abstract]
Stock Compensation

Note 5:  Stock-based Compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair value of stock options is estimated at the date of grant using the Black-Scholes option valuation model.  Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method.

The following table summarizes the allocation of non-cash stock-based compensation to our expense categories for the three and nine month periods ended September 30, 2017 and 2016 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Cost of revenues	$6	$10	$18	$20
Research and development	25	108	74	141
Selling, general and administrative	159	280	428	497
Total stock compensation expense	$190	$398	$520	$658

At September 30, 2017, total unrecognized compensation costs related to stock options was approximately  $0.7 million, net of estimated forfeitures.  Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures and is expected to be recognized over a weighted average period of approximately 3 years.

The following key assumptions were used in the Black-Scholes option pricing model to determine the fair value of stock options granted:

	Nine Months Ended
	September 30,
	2017	2016
	(unaudited)
Dividend yield	0%	0%
Risk free interest rates	0.71-1.65%	0.71-1.01%
Expected volatility	45.3 to 59.4%	51.3 to 53.5%
Expected term (in years)	3.5 to 5.0	3.5 to 5.0

The Company does not expect to pay dividends in the near future.  Therefore, the Company used an expected dividend yield of 0%.  The risk-free interest rate used in the Black-Scholes option pricing model is based on yield available at dates of option grant, on U.S. Treasury securities with an equivalent term.  Expected volatility is based on the weighted average historical volatility of the Company’s common stock for the equivalent term.  The expected term of the options represents the period that the Company’s stock-based awards are expected to be outstanding and was determined based on historical experience and vesting schedules of similar awards.

A summary of the Company’s stock option activity for the nine months ended September 30, 2017 is presented in the following table (unaudited):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	5,055,741	$3.00
Options granted (1)	498,803	2.25
Options exercised	(46,073)	1.52
Options forfeited	(50,001)	2.05
Options cancelled or expired	(316,022)	2.83
Outstanding at September 30, 2017	5,142,448	$2.96	3.76	$986,578
Vested or expected to vest at September 30, 2017	5,125,749	$2.96	3.75	$950,550
Exercisable at September 30, 2017	4,307,532	$3.03	3.45	$969,126

(1)	The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying options and the quoted price of the Company’s common stock.  For the nine months ended September 30, 2017 the aggregate intrinsic value of options exercised was $35 thousand   The Company issues new shares of common stock upon exercise of stock options.

Note 10 – Stock Compensation

Employee stock purchase plan

In 2005, the shareholders approved the 2005 Employee Stock Purchase Plan (“ESPP”).  The ESPP provides the Company’s employees with the opportunity to purchase common stock through payroll deductions. Employees may purchase stock semi-annually at a price that is 85% of the fair market value at certain plan-defined dates. At December 31, 2016, the number of shares of common stock available for issuance was 300,000.  As of December 31, 2016, the plan had not been implemented.

Incentive compensation plans

The Amended and Restated 2003 Employee Stock Option Plan (the “2003 Plan”) provided for grants of shares of common stock and options to purchase shares of common stock to employees, officers, directors and consultants.   The 2003 Plan terminated July 2, 2013.  No additional options can be granted from the plan though options granted before the 2003 Plan terminated may be exercised until the grant expires.

The 2008 Incentive Stock Plan (the “2008 Plan”) adopted and approved by the Board of Directors on November 5, 2008 provides for  grants of common stock and options to purchase shares of common stock to employees, officers, directors and consultants.  The 2008 Plan has an aggregate of 2 million shares.  In 2016,  there were 221,024 options granted from the 2008 Plan.

The 2011 Incentive Stock Plan (the “2011 Plan”) was approved by the Company’s shareholders on November 3, 2011.  The 2011 Plan provides for grants of common stock and options to purchase common stock to employees, officers, directors and consultants.  The Board of Directors reserved 1.4 million shares of common stock for issuance under the 2011 Plan. On June 7, 2012, at the Company’s Annual Meeting, the shareholders approved an Amended and Restated 2011 Incentive Stock Plan which eliminated the evergreen provision and prohibits the repricing or exchange of stock options without shareholder approval. In 2016, there were 458,000 options granted from the 2011 Plan.

The 2013 Incentive Stock Plan (the “2013 Plan”) adopted and approved by the shareholders on May 17, 2013 provides for grants of common stock and options to purchase shares of common stock to employees, officers, directors and consultants.   The 2013 Plan has an aggregate of 1.5 million shares.  In 2016, there were 631,073 options granted from this plan.

During the fourth quarter of 2016, the Company granted options to purchase 125,000 shares of common stock to employees, that are subject to approval of a 2017 plan by the shareholders at the next annual meeting.

Vesting terms of the options range from immediate vesting to a ratable vesting period of 5 years. Option activity for the year ended December 31, 2016 and 2015 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	4,218,139	$3.75
Options granted	1,435,097	2.45
Options exercised	(21,912)	2.10
Options forfeited	(52,781)	2.02
Options cancelled or expired	(522,802)	7.44
Outstanding at December 31, 2016	5,055,741	$3.00	4.46	$875,225
Vested or expected to vest at December 31, 2016 (1)	5,035,622	$3.00	4.46	$875,030
Exercisable at December 31, 2016	4,049,888	$3.08	4.01	$865,475

(1) The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

At December 31, 2016, there were 108,428 shares available for grant under the 2013, 2011, and 2008 Plans.

The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying options and the quoted price of the Company’s common stock on December 31, 2016 for the options that were in-the-money.  As of December 31, 2016 there were 1,824,351 options that were in-the-money.   The Company’s closing stock price was $2.15 as of December 31, 2016. The Company issues new shares of common stock upon exercise of stock options.  The intrinsic value of the 2016 options exercised was $7 thousand.

Stock- based compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair value of stock options is estimated at the date of grant using the Black-Scholes option valuation model.  Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method.

The following table summarizes the allocation of non-cash stock-based compensation to the Company’s expense categories for the years ended December 31, 2016 and 2015 (in thousands):

	For the Year Ended
	December 31,
	2016	2015

Cost of revenues	$25	$51
Research and development	164	118
Selling, general and administrative	582	437
Total stock compensation expense	$771	$606

At December 31, 2016, total unrecognized compensation costs related to stock options was approximately $1.0 million, net of estimated forfeitures.  Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures and is expected to be recognized over a weighted average period of approximately 3.1 years.

The following key assumptions were used in the Black-Scholes option pricing model to determine the fair value of stock options granted:

	For the Year Ended
	December 31,
	2016	2015

Dividend yield	0%	0%
Risk free interest rates	0.71-1.41%	0.84 – 1.56%
Expected volatility	49.1 to 59.4%	51.2 to 63.9%
Expected term (in years)	3.5 to 5.0	3.5 to 5.0

The weighted average fair value per share for options granted in 2016 and 2015 was $1.00 and $1.17, respectively.

There were no dividends declared or paid in 2016 or 2015. Though the Company paid a special one-time dividend in 2012, the Company does not expect to pay dividends in the near future; therefore, it used an expected dividend yield of 0%.  The risk-free interest rate used in the Black-Scholes option pricing model is based on the implied yield at the time of grant available on U.S. Treasury securities with an equivalent term.   Expected volatility is based on the weighted average historical volatility of the Company’s common stock for the equivalent term.  The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding and was determined based on historical experience and vesting schedules of similar awards.